Expense Example - Class A Class C and Institutional Class - Weakening Dollar 2x Strategy Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years
USD ($)	659	1,052	1,469	2,629	369	835	1,426	3,029